Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible Assets

7        Intangible Assets

	12/31/2021	12/31/2020
Goodwill Getnet Tecnologia	669,831	669,831
Goodwill Eyemobile	18,659	-
Other intangible assets	196,593	163,976
Total	885,083	833,807

a)	Goodwill
Getnet Tecnologia – Refers to the acquisition of Getnet Tecnologia em Captura e Processamento de Transações H.U.A Ltda (“Getnet Tecnologia”). in 2014, which was subsequently legally merged with Getnet. Getnet Tecnologia was a subsidiary merchant acquisition and processing services company of Santander Brazil, which passed its merchant acquisition business to Getnet after the acquisition. The goodwill resulting from this operation is tax deductible and has been fully offset in the income tax and social contribution calculations until the end of the year December 31, 2020, see note 10.1.

Eyemobile – As described in note 2, the amount paid for the acquisition of 60% of Eyemobile was R$ 19,415. In addition to this amount, an amount of R$ 5,500 was recorded as contingent consideration, a total consideration of R$ 24,915 as defined in IFRS 3. The acquired book value of net assets acquired from Eyemobile on the acquisition date was R$ 6,256, which generated a goodwill of R$ 18,659, as shown below:

Goodwill Eyemobile
Acquisition value paid in cash	9,415
Paid-in capital at the time of subscription	10,000
Contingent consideration	5,500
Total acquisition value (a)	24,915
Total net book value	10,426
Interest	60%
Net book value of the assets acquired and liabilities assumed (b)	6,256
Goodwill to be allocated (a - b)	18,659
Net cash outflow on acquisition of Eyemobile
Consideration paid in cash	(9,415)
Paid-in capital at the time of subscription	(10,000)
Cash and cash equivalents acquired from Eyemobile	10,155
Net consideration presented in the statement of cash flows	(9,260)

Amounts presented above are preliminary and are subject to change upon the conclusion of the ongoing work of the purchase price allocation. The Company expects to conclude the allocation in the first quarter of 2022 within the measurement period of twelve months.

b)       Other intangible assets

Acquisition cost	12/31/2020	Additions	Disposals/ Transfers	Eyemobile Acquisition(1)	12/31/2021
Software and software licenses	369,239	1,968	26,799	605	398,611
Systems in development	70,311	46,669	(9,596)	-	107,384
Provision for impairment	(1,077)	(3,376)	-	-	(4,453)
Total	438,473	45,261	17,203	605	501,542

Accumulated amortization	12/31/2020	Additions	Disposals/ Transfers	Eyemobile Acquisition(1)	12/31/2021
Software and license amortization	(274,497)	(30,452)	-	-	(304,949)
Total	(274,497)	(30,452)	-	-	(304,949)
Total, net	163,976	14,809	17,203	605	196,593

(1)      Consolidated opening balances referring to the acquisition of Eyemobile.

Acquisition cost	12/31/2019	Additions	Disposals/ Transfers	12/31/2020
Software and software licenses	296,805	36,459	35,975	369,239
Systems in development	48,512	56,301	(34,502)	70,311
Provision for impairment	(2,319)	(104)	1,346	(1,077)
Total	342,998	92,656	2,819	438,473

Accumulated amortization	12/31/2019	Additions	Disposals/ Transfers	12/31/2020
Software and license amortization	(203,498)	(39,221)	(31,778)	(274,497)
Total	(203,498)	(39,221)	(31,778)	(274,497)
Total, net	139,500	53,435	(28,959)	163,976

c)       Software and licenses

In-house developed software is represented by solutions for capturing and processing debit and credit card transactions and cellphone recharging, which are fully operational. The useful lives of the related intangible assets are five years. The use licenses have a useful life ranging from 5 to 10 years. Software and licenses are classified as intangible assets with finite useful lives, prospectively amortized on a straight-line basis, as shown in the table below:

Useful life – 2020 (in years)
Software	5
Licenses	5 to 10 years

Accounting policy

Intangible assets represent identifiable non-monetary assets (separable from other assets), without physical substance, arising from business combinations, in-house developed software, or use licenses with finite or indefinite useful lives. Only assets whose cost can be reliably estimated and which the consolidated entities consider to be probable that they will generate future economic benefits are recognized.

Intangible assets are initially recognized at purchase or production cost and are subsequently measured less any accumulated amortization and any impairment losses.

Other intangible assets are considered to have indefinite useful lives when, based on a review of all relevant factors, it is concluded that there is no foreseeable limit to the period over which an asset is expected to generate cash inflows for the Company.

Intangible assets with indefinite useful lives are not amortized, but rather at the end of each annual period, the entity reviews the remaining useful lives of the assets in order to determine whether they continue to be indefinite and, if this is not the case, the change should be accounted for as a change in accounting estimate. Goodwill impairment assessment is performed annually or more frequently if events or changes in circumstances indicate possible impairment.

Intangible assets with finite useful lives are amortized over those useful lives using methods similar to those used to depreciate property and equipment. Amortization expenses are recognized in line item ‘Depreciation and amortization’ in the Consolidated Statement of Income.

At the end of each year, Getnet assesses whether there is indication that its intangible assets might be impaired, i.e., whether the carrying amount of an asset exceeds its probable realizable value. If an impairment loss is identified, the recoverable amount is written down until it reaches the asset’s realizable value.

Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the asset's carrying amount exceeds its recoverable amount, which is the higher of an asset's fair value less costs of disposal or its value in use.

Goodwill on acquisitions

When an investment in a subsidiary is acquired, any difference between the investment cost and the investor’s share of the net fair value of the investee’s identifiable assets, liabilities, and contingent liabilities (subsidiary or associate) is accounted for in accordance with IFRS 3.

Goodwill is recognized only when the amount of the consideration transferred for an investee exceeds its fair value at the acquisition date, and therefore represents a payment made by the acquirer in anticipation of future economic benefits from assets of the acquiree that cannot be individually identified and separately recognized.

The net fair value adjustments to an investee’s identifiable assets, liabilities and contingent liabilities based on their carrying amounts are individually allocated to the identifiable assets acquired and liabilities assumed based on their respective fair values at the acquisition date.

Assets that have an indefinite useful life, such as goodwill, are not subject to amortization and are tested annually to identify any impairment. Impairment reviews of goodwill are performed annually or more frequently if events or changes in circumstances indicate possible impairment. At December 31, 2021 and December 31, 2020, Getnet has not identified the need to make any adjustments for impairment.

Internally generated intangible asset

Expenditure on research activities is recognized as an expense for the year when incurred. The expenses with projects that are not activated are recognized in the line of Selling, General and Administrative expenses.

When an internally generated intangible asset can be recognized, development expenditure is capitalized in intangible asset in the balance sheet, and amortized in the line item ‘Cost of services’ for POS software and in the line item ‘Selling, General and Administrative expenses’ for other intangible assets, in the ‘Consolidated Statement of Income’.

Systems in development

Getnet capitalizes expenses that are directly related to the internal development of software for their own operations, provided that the aspects required for recognition are met. The main expenses are related to internal labor for the development of the systems used by Getnet. Research expenditure is recorded as expenses when incurred. These projects evolve through an assessment of the IT and Accounting areas in order to verify their adherence to IAS 38 and whether they should be classified as Intangible Assets or Expenses. For further details refer to note 14 – (technology and systems).

The provision for impairment of intangible assets is recognized according to the probable losses identified between the activated software and the systems in development. Getnet, through a technical team, monitors the performance of the systems taking into consideration technological and market aspects related to the continuity of the operation.

Estimates and critical accounting judgments

The goodwill recorded is subject to impairment testing at least once a year, or more frequently if there is any indication of impairment.

The basis used for the impairment test is the value in use and, for this purpose, the cash flow for a period of 5 years is estimated. Cash flow was prepared considering several factors, such as: (i) macroeconomic projections of interest rate, inflation, Gross Domestic Product - GDP and others; (ii) market growth and behavior and estimates; (iii) increased costs, returns, synergies and investment plan; (iv) customer behavior; and (v) growth rate and adjustments applied to perpetuity flows. The discount rate used is represented by the Weighted Average Capital Cost (WACC), which represents the minimum cost that the shareholder would be willing to invest in a similar sector company.

Main premises:	2021	2020
Bases for determining recoverable value	Values in use: cash flows
Period of cash flow projections	5 years	5 years
Perpetual growth rate	3.00%	3.00%
Discount rate	11.16%	8.56%

The adoption of these estimates involves the probability of occurrence of future events and the change of any of these factors could have a different result. The cash flow estimate is based on an appraisal prepared internally by an independent specialized firm, annually or whenever there are indications that the asset might be impaired, which is reviewed and approved by management.

Getnet uses an estimated useful life to calculate and record the amortization applied to its intangible assets.

The amortization of software and software licenses is defined based on the effective period of the license contracted. The amortization of internally developed software is defined based on the period over which the software will generate future economic benefits for Getnet.